Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
17.	RELATED PARTY TRANSACTIONS

Related Parties

The table below sets forth the major related parties and their relationships with the Group:

No.	Name of Related Parties	Relationship
1	Mr. Goh Kok Foong	Chairman of the Board and CEO of the Company
2	Mr. Goh Kok E	Director and COO of the Company
3	Mrs. Tan Yee Wei	Direct relative of Mr. Goh Kok Foong
4	Zi Wei Yuan (Shen Zhen) Hotpot Restaurant Co., Ltd	An entity controlled by Mr. Goh Kok E
5	CCH Ipoh Sdn. Bhd.	An entity controlled by Mr. Goh Kok E
6	CCH Alor Setar Sdn. Bhd.	An entity controlled by Mr. Goh Kok E
7	CCH F&B Sdn. Bhd.	An entity controlled by Mr. Goh Kok E
8	Signature Tasty Claypot House (Arkadia) Sdn. Bhd.	An entity controlled by Mr. Goh Kok E
9	Signature Tasty Claypot House (BL) Sdn. Bhd.	An entity controlled by Mr. Goh Kok E
10	Abang Adek Holdings Sdn. Bhd.	An entity controlled by Mr. Goh Kok E
11	CCH (Sabah) Sdn. Bhd.	An entity significantly influenced by the Group
12	CCH KCH Sdn. Bhd.	An entity significantly influenced by the Group
13	CCH Tasty Sdn. Bhd.	An entity significantly influenced by the Group
14	Kopitan Classic Sdn. Bhd.	An entity under control by Mr. Goh Kok E and Mr. Goh Kok Foong
15	Kopitan Food Sdn. Bhd.	An entity under control by Mr. Goh Kok E and Mr. Goh Kok Foong
16	Ban Bu Dian (M) Sdn. Bhd.	Subsidiary of CCH F&B Sdn. Bhd., which is under control of Mr. Goh Kok E
17	Grizzly Spirit Sdn. Bhd.	Subsidiary of CCH F&B Sdn. Bhd., which is under control of Mr. Goh Kok E
18	Trident Consultancy Pte Ltd	An entity under control by Mr. Lim Soon Huat who is a major shareholder of the Company
19	Hong Woi Tat Trading Sdn. Bhd.	An entity of which Mr. Goh Kok Foong serves as CEO

Amounts due from/to related parties

Amounts due from/to related parties consisted of the following for the periods indicated:

	As of December 31,
	2024	2025
Amounts due from related parties, current
Hong Woi Tat Trading Sdn. Bhd.(1)	$-	$2,613,686
Ban Bu Dian (M) Sdn. Bhd.(2)	140,527	606,850
Zi Wei Yuan (Shen Zhen) Hotpot Restaurant Co., Ltd	340,772	407,263
CCH Alor Setar Sdn. Bhd.	243,235	318,250
CCH F&B Sdn. Bhd.	175,740	277,377
CCH Ipoh Sdn. Bhd.	269,021	226,577
CCH (Sabah) Sdn. Bhd.	110,468	193,132
Kopitan Classic Sdn. Bhd.	202,236	171,708
Signature Tasty Claypot House (Arkadia) Sdn. Bhd.	56,180	155,956
CCH KCH Sdn. Bhd.	66,083	132,853
Mr. Goh Kok Foong	488,921	30,202
Mr. Goh Kok E	500,432	2,959
Others	103,904	135,402
Total amounts due from related parties, current (3)	$2,697,519	$5,272,215

Amounts due from related parties, non-current
Zi Wei Yuan (Shen Zhen) Hotpot Restaurant Co., Ltd (4)	$489,274	$539,154
Abang Adek Holdings Sdn. Bhd. (5)	238,617	262,944
Total amounts due from related parties, non-current	$727,891	$802,098

Amounts due to related parties, current
Mr. Goh Kok E	$671	$136,875
Mr. Goh Kok Foong	38,036	113,173
Ban Bu Dian (M) Sdn. Bhd.	32,204	53,914
Kopitan Food Sdn. Bhd.	98,275	30,519
Others	7,889	45,575
Total amounts due to related parties, current	$177,075	$380,056

Material related party transactions

	For the years ended December 31,
	2023	2024	2025
Sales of food ingredients and condiments
Ban Bu Dian (M) Sdn. Bhd.	127,109	77,379	196,190
CCH F&B Sdn. Bhd.	105,840	97,622	96,930
CCH Tasty Sdn. Bhd.	89,661	108,783	59,311
CCH Alor Setar Sdn. Bhd.	70,663	95,672	58,717
Signature Tasty Claypot House (Arkadia) Sdn. Bhd.	57,484	44,541	54,192
CCH Ipoh Sdn. Bhd.	232,256	100,417	42,035
CCH (Sabah) Sdn. Bhd.	24,956	19,576	26,250
CCH KCH Sdn. Bhd.	74,482	17,307	13,697
Grizzly Spirit Sdn. Bhd.	90,698	25,847	-
Kopitan Classic Sdn. Bhd.	-	47,444	-
Signature Tasty Claypot House (BL) Sdn. Bhd.	35,359	-	-

Franchise licensing income from related parties
Ban Bu Dian (M) Sdn. Bhd.	$22,404	$13,513	$138,269
CCH (Sabah) Sdn. Bhd.	37,451	37,209	44,014
Zi Wei Yuan (Shen Zhen) Hotpot Restaurant Co., Ltd	28,854	303,716	36,353
CCH Tasty Sdn. Bhd.	32,954	42,550	23,623
CCH F&B Sdn. Bhd.	19,563	17,392	16,457
CCH KCH Sdn. Bhd.	9,320	19,225	12,390
CCH Alor Setar Sdn. Bhd.	12,502	15,854	9,619
CCH Ipoh Sdn. Bhd.	55,058	20,009	8,460

Interest-free loans to related parties
Hong Woi Tat Trading Sdn. Bhd.	$-	$-	$3,189,418
Ban Bu Dian (M) Sdn. Bhd.	-	-	335,614
CCH KCH Sdn. Bhd.	92,366	5,230	30,654
CCH Tasty Sdn. Bhd.	41,249	-	16,339
Kopitan Food Sdn. Bhd.	-	21,859	11,664
Mr. Goh Kok E	149,026	102,907	2,803
Mr. Goh Kok Foong	-	633,921	-

Collection of interest-loans to related parties
Hong Woi Tat Trading Sdn. Bhd.	$-	$-	$841,178
Mr. Goh Kok Foong	470,127	570,463	549,707
Mr. Goh Kok E	-	55,408	509,280
CCH Ipoh Sdn. Bhd.	-	-	98,811
Kopitan Classic Sdn. Bhd.	-	-	52,227
Ban Bu Dian (M) Sdn. Bhd.	-	-	51,332

Capital injection to related parties
CCH KCH Sdn. Bhd.	$-	$87,437	$-
CCH (Sabah) Sdn. Bhd.	-	30,603	-
CCH Tasty Sdn. Bhd.	-	17,487	-

Long-term interest-free loans to related parties
Zi Wei Yuan (Shen Zhen) Hotpot Restaurant Co., Ltd	$-	$478,022	-
Abang Adek Holdings Sdn. Bhd.	53,975	104,488	-

Deemed distribution to a related party
Trident Consultancy Pte Ltd	$-	$-	$1,833,000

(1)	In 2025, the Group provided an interest-free credit facility, due on demand, to Hong Woi Tat Trading Sdn. Bhd. (“Hong Woi Tat”) of US$3,189,418 (MYR13,653,580) to support its operations. As of December 31, 2025, the outstanding amounts of the credit facility was US$2,613,686 (MYR10,601,110).

(2)	In 2025, the Group provided interest-free loans, due on demand, to Ban Bu Dian (M) Sdn. Bhd. (“Ban Bu Dian”) of US$335,614 (MYR1,436,729) to support its operations. As of December 31, 2025, the outstanding amounts due from Ban Bu Dian was US$ 606,850 (MYR2,461,383).
(3)	The balance of amounts due from related parties, current mainly includes interest-free loans which are due on demand and receivables arising from sales transactions with related parties.

(4)	The Group provided an interest-free credit facility to Zi Wei Yuan (Shen Zhen) Hotpot Restaurant Co., Ltd (“Zi Wei Yuan (Shen Zhen)”) of US$542,406 (MYR2,200,000) to support its operations, and the maturity date of this interest-free credit facility is August 1, 2028. As of December 31, 2024 and 2025, the outstanding amounts of the credit facility were US$489,274 (MYR2,186,809) and US$539,154 (MYR2,186,809), respectively.

(5)	The Group provided an interest-free credit facility to Abang Adek Holdings Sdn. Bhd. (“Abang Adek”) of US$262,944 (RM 1,066,500) to support its operations, and the maturity date of this interest-free credit facility is July 16, 2027. As of December 31, 2024 and 2025, the outstanding amounts of the credit facility were US$238,617 (RM 1,066,500) and US$262,944 (MYR1,066,500).

Loan/Debt Guaranteed by related parties

Certain principal shareholders, directors, and key management personnel of the Group provide personal, joint and several guarantees to secure various financing obligations, short-term borrowings, and merchant cash advances of the Group. For detailed descriptions of the underlying borrowing arrangements, outstanding balances, and specific related-party guarantors involved, please refer to Note 10 – Borrowings and Note 14 – Liability related to sale of future receivables.